Sigificant Accounting Policies (Details) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 22, 2017	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Sigificant Accounting Policies (Details) [Line Items]
Cash balances held in banks		$ 23,929		$ 23,929		$ 66,273	$ 1,805,417
Impairment charges on long-lived assets				0	$ 0	0	750,000
Depreciation expenses		$ 31,764	$ 33,262	$ 95,292	$ 100,031	$ 135,561	$ 134,691
Minimum [Member]
Sigificant Accounting Policies (Details) [Line Items]
Current federal income tax rate	21.00%
Maximum [Member]
Sigificant Accounting Policies (Details) [Line Items]
Current federal income tax rate	35.00%